Summary of Significant Accounting Policies Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive (income) loss	$ (23.2)	$ (29.3)	$ (35.1)
Other comprehensive income before reclassifications	6.1	(0.5)
Amounts reclassified from accumulated other comprehensive income (loss)	(2.5)	(2.8)	(2.5)
Amounts reclassified from accumulated other comprehensive income (loss)	1.8	1.3
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	22.3
Net current period other comprehensive income (loss)	6.1	5.8
Amounts Reclassified from Accumulated OCI, Net of Tax and Noncontrolling Interest	4.5	6.3
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	(1.5)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	(4.6)	(7.8)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(3.9)	(4.5)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax	0.1	0.0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Settlement Cost, before Tax	(3.6)	(8.2)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	(7.4)	(12.7)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	(2.8)	(4.9)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Other comprehensive income before reclassifications		0.0
Amounts reclassified from accumulated other comprehensive income (loss)	0.1	1.5
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax	0.9	2.5
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Settlement Cost, before Tax	(0.7)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	0.2	2.5
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	0.1	1.0
Defined Benefit Plans Income Loss [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive income (loss)	(32.7)	(32.1)	(39.2)
Other comprehensive income before reclassifications	0.4	(0.7)
Amounts reclassified from accumulated other comprehensive income (loss)	2.5	2.8
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(5.7)
Net current period other comprehensive income (loss)	(0.6)	7.1
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	(3.7)
Defined Benefit Plans Income Loss [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive income (loss)	2.5	2.7	2.5
Other comprehensive income before reclassifications	(0.6)	0.2
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(0.1)
Net current period other comprehensive income (loss)	(0.2)	0.2
AOCI Attributable to Parent [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(4.5)
Defined Benefit Plan Prior Service Cost [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive income (loss)	0.0	0.1	0.1
Other comprehensive income before reclassifications	0.0	0.0
Amounts reclassified from accumulated other comprehensive income (loss)	(0.1)	0.0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	0.0
Net current period other comprehensive income (loss)	(0.1)	0.0
Defined Benefit Plan Prior Service Cost [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive income (loss)	7.0	0.0	$ 1.5
Other comprehensive income before reclassifications	6.3
Amounts reclassified from accumulated other comprehensive income (loss)	(0.6)	(1.5)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	1.3
Net current period other comprehensive income (loss)	7.0	(1.5)
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	2.3
Settlement Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	2.7	5.0
Settlement Cost [Member] | Defined Benefit Plans Income Loss [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	2.2	5.0
Settlement Cost [Member] | Defined Benefit Plans Income Loss [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	0.5	0.0
Settlement Cost [Member] | Defined Benefit Plan Prior Service Cost [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.0
Settlement Cost [Member] | Defined Benefit Plan Prior Service Cost [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	$ 0.0
Defined Benefit Plan Prior Service Cost [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of Net Periodic Benefit Costs to be Recognized in Next Fiscal Year	$ (0.1)